Summary Of Selected Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2013	2012	2011	2010	2009
PER COMMON SHARE:
Income from continuing operations
Basic	$1.16	$1.06	$0.82	$0.68	$0.58
Diluted	1.16	1.05	0.82	0.68	0.58
Income from discontinuing operations
Basic	0.09	0.07	0.01	0.04	0.03
Diluted	0.09	0.07	0.01	0.04	0.03
Net income
Basic	1.26	1.13	0.83	0.72	0.61
Diluted	1.25	1.12	0.83	0.72	0.61
Cash dividends declared and paid	0.58	0.54	0.50	0.47	0.44
Return on Aqua America stockholders' equity	14.4%	14.2%	11.4%	10.6%	9.4%
Book value at year end	$8.68	$7.91	$7.21	$6.82	$6.50
Market value at year end	23.59	20.34	17.64	17.98	14.01
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$768,643	$757,760	$687,291	$660,186	$609,897
Depreciation and amortization	124,793	116,996	108,300	111,716	107,118
Interest expense, net (1)	77,316	77,757	77,804	73,393	66,345
Income from continuing operations before income taxes	227,683	250,968	210,794	191,319	162,066
Provision for income taxes	22,690	66,881	69,111	74,940	63,626
Income from continuing operations	204,993	184,087	141,683	116,379	98,440
Income from discontinued operations	16,307	12,476	1,386	7,596	5,913
Net income attributable to common shareholders	221,300	196,563	143,069	123,975	104,353
BALANCE SHEET HIGHLIGHTS:
Total assets	$5,051,817	$4,858,517	$4,348,420	$4,072,466	$3,749,862
Property, plant and equipment, net	4,167,293	3,936,163	3,530,942	3,276,517	3,032,916
Aqua America stockholders' equity	1,534,835	1,385,704	1,251,313	1,174,254	1,108,904
Long-term debt, including current portion	1,554,871	1,588,992	1,475,886	1,519,457	1,404,930
Total debt	1,591,611	1,669,375	1,583,657	1,609,125	1,432,361
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$366,720	$377,485	$352,041	$244,717	$244,318
Capital additions	308,171	347,985	325,808	308,134	266,190
Net cash expended for acquisitions of utility systems and other	14,997	121,248	8,515	8,625	3,373
Dividends on common stock	102,889	93,423	87,133	80,907	74,729
Number of utility customers served (2)	941,008	968,357	966,136	962,970	953,437
Number of shareholders of common stock	25,833	26,216	26,744	27,274	27,984
Common shares outstanding (000)	176,751	175,209	173,519	172,219	170,607
Employees (full-time) (2)	1,553	1,619	1,615	1,632	1,632

All per share data presented above has been adjusted for the 2013 5-for-4 common stock split effected in the form of a 25% stock distribution.

(1)	Net of allowance for funds used during construction and interest income.

Includes continuing and discontinued operations.